Schedule of reconciliation of adjusted loss on sale (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)
IfrsStatementLineItems [Line Items]
Cash consideration adjustment					$ 2,874
Kenshaw Solar Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Carrying amount of net assets sold adjustment	$ 7,000	$ 10,100
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Cash consideration adjustment			791	$ 1,211
Fair value of contingent consideration adjustment
Cost to sell adjustment
Carrying amount of net assets sold adjustment			(36)	(54)
Disposal groups classified as held for sale [member] | Kenshaw Solar Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Gain on sale			827	1,265	34	$ 50
Cash consideration adjustment					378	529
Fair value of contingent consideration adjustment					(3,965)	(5,548)
Cost to sell adjustment			821	1,369	(18)	(25)
Carrying amount of net assets sold adjustment					(283)	(397)
Loss on sale			$ 1,648	$ 2,634	$ (3,854)	$ (5,391)